UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797

Name of Fund: BlackRock Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Series, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:

BlackRock International Fund	10/31
BlackRock Small Cap Growth Fund II	5/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2013 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08797
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Series, Inc.

========================= BlackRock International Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock Small Cap Growth Fund II ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Series, Inc.

Date: August 27, 2013